Deposits, Prepayments and Other Receivables (Details)	Mar. 07, 2025 USD ($)	Feb. 14, 2025 HKD ($)	Feb. 14, 2025 USD ($)	Mar. 07, 2025 HKD ($)	Mar. 07, 2025 USD ($)
Deposits, Prepayments and Other Receivables [Abstract]
Investment agreements amount		$ 15,292,500
Impaired prepayment amount		$ 10,593,902	$ 1,361,702
Percentage of impaired prepayment		50.00%	50.00%
Development agreement amount	$ 2,100,000
Settled amount				$ 8,190,000	$ 1,052,713